Fair Value of financial instruments	12 Months Ended
Dec. 31, 2017
Statement [Line Items]
Fair Value of financial instruments [Text Block]
31.	Fair value of financial instruments

The following table provides information about financial assets and liabilities measured at fair value in the consolidated balance sheets and categorized by level according to the significance of the inputs used in making the measurements.

Level 1– Unadjusted quoted prices in active markets for identical assets or liabilities;
Level 2– Inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly (that is, as prices) or indirectly (that is, derived from prices); and
Level 3– Inputs for the asset or liability that are not based on observable market data (that is, unobservable inputs).

	December 31, 2017
	Level 1	Level 2	Level 3	Total
	$	$	$	$
Recurring measurements

Financial assets at fair value through profit or loss (i)
Warrants on equity securities
Publicly traded mining exploration and development companies
Precious metals	-	-	3,375	3,375
Other minerals, oil and gas	-	-	4,717	4,717
Financial assets at fair value through other comprehensive income (i)
Equity securities
Publicly traded royalty companies	29,360	-	-	29,360
Publicly traded mining exploration and development companies
Precious metals	60,286	-	-	60,286
Other minerals, oil and gas	17,195	-	-	17,195
	106,841	-	8,092	114,933

	December 31, 2016
	Level 1	Level 2	Level 3	Total
	$	$	$	$
Recurring measurements

Financial assets at fair value through profit or loss (i)
Warrants on equity securities
Publicly traded mining exploration and development companies
Precious metals	-	-	3,227	3,227
Other minerals, oil and gas	-	-	7,708	7,708
Financial assets at fair value through other comprehensive income (i)
Equity securities
Publicly traded royalty companies	30,338	-	-	30,338
Publicly traded mining exploration and development companies
Precious metals	41,627	-	-	41,627
Other minerals, oil and gas	25,309	-	-	25,309
	97,274	-	10,935	108,209

(i)	On the basis of its analysis of the nature, characteristics and risks of equity securities, the Company has determined that presenting them by industry and type of investment is appropriate.

During the years ended December 31, 2017 and 2016, there were no transfers among Level 1, Level 2 and Level 3.

Financial instruments in Level 1

The fair value of financial instruments traded in active markets is based on quoted market prices on a recognized securities exchange at the balance sheet dates. The quoted market price used for financial assets held by the Company is the last transaction price. Instruments included in Level 1 consist primarily of common shares trading on the TSX or the TSX Venture.

Financial instruments in Level 2

The fair value of financial instruments that are not traded in an active market is determined by using valuation techniques. These valuation techniques maximize the use of observable market data where it is available and rely as little as possible on the Company’s specific estimates. If all significant inputs required to measure the fair value of an instrument are observable, the instrument is included in Level 2. Instruments included in Level 2 consist of notes receivable and the liability related to share exchange rights. If one or more of the significant inputs are not based on observable market data, the instrument is included in Level 3.

Financial instruments in Level 3

The warrants held by the Company are not traded on a recognized securities exchange. At each balance sheet date, the fair value of the investments in warrants is determined using the Black-Scholes option pricing model which includes significant inputs not based on observable market data. Therefore, investments in warrants are included in Level 3.

The following table presents the changes in the Level 3 investments (warrants) for the years ended December 31, 2017 and 2016:

	2017	2016
	$	$

Balance – January 1	10,935	1,578
Acquisitions	9,662	3,278
Exercised	(14,170)	(311)
Change in fair value - investments exercised (i)	3,148	271
Change in fair value - investments expired (i)	(30)	(88)
Change in fair value - investments held at the end of the period (i)	(1,453)	6,207
Balance – December 31	8,092	10,935

(i)	Recognized in the consolidated statement of income (loss) under other gains, net.

The following table presents the valuation technique and data used to evaluate the fair value of the significant financial instruments classified as Level 3:

December 31, 2017
Inputs
	Fair	Valuation	Non-		Weighted
	value	technique	observable	Range	average
$
Other investments
Warrants and call options on equity		Black-Scholes
securities of publicly traded mining		option	Expected
exploration and development companies	8,092	pricing model	volatility	48% to 100%	73%

December 31, 2016
Inputs
	Fair	Valuation	Non-		Weighted
	value	technique	observable	Range	average
$
Other investments
Warrants and call options on equity		Black-Scholes
securities of publicly traded mining		option	Expected
exploration and development companies	10,935	pricing model	volatility	36% to 100%	73%

An increase (decrease) in the expected volatility of 10% would lead to an increase (decrease) in the fair value of $676,000 ($685,000) in 2017 and $170,000 ($163,000) in 2016.

Financial instruments not measured at fair value on the balance sheet

Financial instruments that are not measured at fair value on the consolidated balance sheets are represented by cash and cash equivalents, guaranteed investment certificates, trade receivables, amounts receivable from associates and other receivables, notes receivable, accounts payable and accrued liabilities and the long-term debt. The fair values of cash and cash equivalents, guaranteed investment certificates, trade receivables, amounts receivable from associates and other receivables and accounts payable and accrued liabilities approximate their carrying values due to their short-term nature. The fair value of the non-current notes receivable approximate their carrying value as there were no significant changes in economic and risks parameters since the issuance/acquisition or assumption of those financial instruments.

The following table presents the carrying amount and the fair value of long-term debt, categorized under Levels 1 and 2, as at December 31, 2017:

December 31, 2017
	Fair	Carrying
	value	amount
	$	$

Long-term debt	509,229	464,308